RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ (47)	$ (46)	$ 1	$ (26)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(89)	(20)	3	(40)
Unrealized gains (losses) included in other comprehensive income	(98)	(21)	24	(5)
Reclassification adjustments recognized in net income, net	13	(15)	(39)	(34)
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(63)	(26)	(104)	(9)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(79)	(9)	(39)	28
Reclassification adjustments recognized in net income, net	4	(17)	(51)	(41)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(3)	(34)	50	(59)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(2)	(11)	45	(68)
Reclassification adjustments recognized in net income, net	9	2	12	7
Reclassification adjustments recognized in net income	49	(15)	(3)	(34)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	1	12	60	84
Unrealized gains (losses) hedging instruments included in other comprehensive income	(8)	0	(3)	0
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	2	(12)	16	(11)
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	16	14	(21)	(31)
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	(12)	(3)	16	43
Reclassification adjustments recognized in net income	(44)	0	(44)	0
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	3	2	5	(8)
Foreign currency translation
Investment In Equity and Debt Securities [Line Items]
Reclassification adjustments recognized in net income	$ 80	$ 0	$ 80	$ 0